UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL             April 10, 2013
   -----------------------            -------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           67
                                         -----------

Form 13F Information Table Value Total:  $   160,887
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total        ETF      18383Q507         303      12,665 SH       Sole                             12,665
CONSUMER STAPLES SPDR Total              ETF      81369Y308         541      13,601 SH       Sole                             13,601
CURRENCYSHARES EURO TRUST EURO CURRENCY
  SHARES Total                           ETF      23130C108           2          16 SH       Sole                                 16
CURRENCYSHARES SWISS FRANC TR SWISS
  FRANC SHS Total                        ETF      23129V109       2,289      22,125 SH       Sole                             22,125
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                             MM       23339A101          87      86,689 SH       Sole                             86,689
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA INFRASTRUCTURE
  Total                                  ETF      268461837          13         753 SH       Sole                                753
ENERGY SELECT SECTOR SPDR FUND Total     ETF      81369Y506       1,023      12,902 SH       Sole                             12,902
FEDERATED PRIME CASH SERIES FUND Total   MM       147551105         755     755,450 SH       Sole                            755,450
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total         MM       60934N682          87      86,688 SH       Sole                             86,688
FIDELITY CASH RESERVE FUND RETAIL CLASS
  Total                                  MM       316067107          87      86,690 SH       Sole                             86,690
FLEXSHARES TR IBOXX 3 YR TARGET
  DURATION TIPS INDEX FD Total           ETF      33939L506       2,444      95,582 SH       Sole                             95,582
FLEXSHARES TR MORNINGSTAR GLOBAL
  UPSTREAM NAT RES INDEX FD Total        ETF      33939L407           3          72 SH       Sole                                 72
FLEXSHARES TR READY ACCESS VAR INCOME
  FD Total                               ETF      33939L886         334       4,437 SH       Sole                              4,437
FORD MOTOR COMPANY Total                 C        345370860           5         400 SH       Sole                                400
ISHARES COMEX GOLD TR ISHARES Total      WF       464285105         706      45,479 SH       Sole                             45,479
ISHARES CORE S&P 500 ETF Total           ETF      464287200      26,988     171,503 SH       Sole                            171,503
ISHARES CORE TOTAL US BOND MARKET ETF
  Total                                  ETF      464287226      24,584     222,015 SH       Sole                            222,015
ISHARES GOLDMAN SACHS NATURAL RESOURCES
  INDEX FUND Total                       ETF      464287374       1,302      32,096 SH       Sole                             32,096
ISHARES IBOXX INVESTOP INVESTMENT GRADE
  CORP BD FD Total                       ETF      464287242      11,169      93,155 SH       Sole                             93,155
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                  ETF      464288240         148       3,456 SH       Sole                              3,456
ISHARES MSCI EAFE INDEX FUND Total       ETF      464287465       1,443      24,470 SH       Sole                             24,470
ISHARES MSCI PACIFIC EX-JAPAN Total      ETF      464286665          31         628 SH       Sole                                628
ISHARES RUSSELL 2000 INDEX FUND Total    ETF      464287655       1,590      16,843 SH       Sole                             16,843
ISHARES RUSSELL 2000 VALUE Total         ETF      464287630      12,319     146,989 SH       Sole                            146,989
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
  FUND Total                             ETF      464287341          45       1,118 SH       Sole                              1,118
ISHARES S&P GROWTH INDEX FD Total        ETF      464287309         279       3,390 SH       Sole                              3,390
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
  Total                                  ETF      464287606           5          39 SH       Sole                                 39
ISHARES S&P NATIONAL Total               ETF      464288414           4          37 SH       Sole                                 37
ISHARES S&P SMALLCAP 600 GROWTH INDEX
  FD Total                               ETF      464287887           6          63 SH       Sole                                 63
ISHARES S&P VALUE INDEX FD Total         ETF      464287408       1,606      21,756 SH       Sole                             21,756
ISHARES SILVER TRUST Total               WF       46428Q109         920      33,528 SH       Sole                             33,528
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  Total                                  ETF      464288646         104         984 SH       Sole                                984
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
  FD Total                               ETF      464287457       1,713      20,277 SH       Sole                             20,277
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                  ETF      464287432       2,597      22,051 SH       Sole                             22,051
ISHARES TR BARCLAYS 7-10 YR TRES Total   ETF      464287440       1,214      11,309 SH       Sole                             11,309
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                  ETF      464288638       7,190      64,697 SH       Sole                             64,697
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total                ETF      464287176       5,967      49,204 SH       Sole                             49,204
ISHARES TR COHEN & STEERS REALTY MAJORS
  INDEX FD Total                         ETF      464287564         686       8,315 SH       Sole                              8,315
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                               ETF      464287168         114       1,801 SH       Sole                              1,801
ISHARES TR FTSE CHINA 25 INDEX FD Total  ETF      464287184          24         655 SH       Sole                                655
ISHARES TR JPMORGAN USD EMERGING MKTS
  BD FD Total                            ETF      464288281           2          17 SH       Sole                                 17
ISHARES TR MSC USA MINIMUM VOLATILITY
  INDEX FD Total                         ETF      46429B697       1,608      49,099 SH       Sole                             49,099
ISHARES TR S&P LATIN AMER 40 INDEX FUND
  Total                                  ETF      464287390          38         867 SH       Sole                                867
ISHARES TR SP US PFD Total               ETF      464288687         886      21,860 SH       Sole                             21,860
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total               ETF      464288489         195       5,703 SH       Sole                              5,703
ISHARES TRUST - ISHARES MSCI ACWI INDEX
  FUND Total                             ETF      464288257       1,752      34,524 SH       Sole                             34,524
ISHARES TRUST ISHARES MSCI VALUE INDEX
  FUND Total                             ETF      464288877      10,833     217,797 SH       Sole                            217,797
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total      ETF      464288695          44         746 SH       Sole                                746
ISHS FTSE NRT RES ID Total               ETF      464288562       2,174      42,149 SH       Sole                             42,149
MOTOROLA INC COM NEW Total               C        620076307           1          20 SH       Sole                                 20
SCHWAB STRATEGIC TR US REIT ETF Total    ETF      808524847       2,053      62,877 SH       Sole                             62,877
SELECT SECTOR SPDR FD HEALTH CARE Total  ETF      81369Y209         624      13,562 SH       Sole                             13,562
SPDR GOLD TR GOLD SHS Total              WF       78463V107       1,444       9,348 SH       Sole                              9,348
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                          ETF      78463X301          47         612 SH       Sole                                612
SPDR SER TR BARCLAYS INTL TREAS BD ETF
  Total                                  ETF      78464A516       7,970     136,242 SH       Sole                            136,242
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total     ETF      78464A490         104       1,671 SH       Sole                              1,671
ST SPDR SP BRIC 40 Total                 ETF      78463X798          97       4,171 SH       Sole                              4,171
UTILITIES SELECT SECTOR SPDR FUND Total  ETF      81369Y886         107       2,737 SH       Sole                              2,737
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                  ETF      921908844      14,975     227,926 SH       Sole                            227,926
VANGUARD HIGH DIVIDE Total               ETF      921946406          70       1,272 SH       Sole                              1,272
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF Total                     ETF      92206C870       1,473      16,857 SH       Sole                             16,857
VANGUARD INTL EQUITY FDS FTSE ALL WORLD
  EX USA SMALL CAP INDEX FD ETF SHS
  Total                                  ETF      922042718           3          28 SH       Sole                                 28
VANGUARD INTL EQUITY INDEX FDS FTSE
  EMERGING MKTS Total                    ETF      922042858         156       3,637 SH       Sole                              3,637
VANGUARD LARGE-CAP VIPERS Total          ETF      922908637       1,047      14,591 SH       Sole                             14,591
VANGUARD SHORT TERM CORP BOND INDEX
  FUND ETF Total                         ETF      92206C409         867      10,790 SH       Sole                             10,790
VISA INC COM CL A Total                  C        92826C839          14          85 SH       Sole                                 85
WISDOMETREE TR HIGH YIELDING EQUITY FD
  Total                                  ETF      97717W208       1,578      30,824 SH       Sole                             30,824